SEGMENTAL ANALYSIS	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENTAL ANALYSIS
NOTE 4: SEGMENTAL ANALYSIS
The Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) of the Lloyds Banking Group has been determined to be the chief operating decision-maker, as defined by IFRS 8 Operating Segments, for the Group. The Group’s operating segments reflect its organisational and management structures. The GEC reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources. They consider interest income and expense on a net basis and consequently the total interest income and expense for all reportable segments is presented net. The segments are differentiated by the type of products provided and by whether the customers are individuals or corporate entities.
The Group’s activities are organised into two financial reporting segments: Retail and Commercial Banking.
Retail offers a broad range of financial service products, including current accounts, savings, mortgages, motor finance and unsecured consumer lending to personal and small business customers.
Commercial Banking provides a range of products and services such as lending, transactional banking, working capital management, risk management and debt capital markets services to SMEs, corporates and financial institutions.
Other comprises income and expenditure not attributed to the Group's financial reporting segments. These amounts include the costs of certain central and head office functions.
Inter-segment services are generally recharged at cost, although some attract a margin. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.
For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central function where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central function. This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.

	Retail	Commercial Banking	Other	Group
	£m	£m	£m	£m
Year ended 31 December 2021
Net interest income	8,581	2,240	215	11,036
Other income	1,754	753	1,130	3,637
Total income	10,335	2,993	1,345	14,673
Operating expenses	(5,766)	(2,314)	(2,126)	(10,206)
Impairment credit	455	857	6	1,318
Profit before tax	5,024	1,536	(775)	5,785

External income	11,706	2,643	324	14,673
Inter-segment (expense) income	(1,371)	350	1,021	—
Segment income	10,335	2,993	1,345	14,673

Segment external assets	371,746	77,451	153,652	602,849
Segment external liabilities	322,146	120,049	119,882	562,077

Analysis of segment other income:
Fee and commission income:
Current accounts	504	126	4	634
Credit and debit card fees	614	264	—	878
Commercial banking fees	—	247	37	284
Factoring	—	76	—	76
Other fees and commissions	57	167	99	323
Fee and commission income	1,175	880	140	2,195
Fee and commission expense	(577)	(230)	(135)	(942)
Net fee and commission income	598	650	5	1,253
Operating lease rental income	1,046	13	—	1,059
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	—	(116)	(116)
Other income	110	90	1,241	1,441
Segment other income	1,754	753	1,130	3,637

Other segment items reflected in income statement above:
Depreciation and amortisation	1,525	273	979	2,777
Defined benefit scheme charges	89	29	118	236
Other segment items:
Additions to fixed assets	1,922	168	1,012	3,102

	Retail	Commercial Banking	Other	Group
	£m	£m	£m	£m
Year ended 31 December 2020
Net interest income	8,321	2,300	149	10,770
Other income	1,735	673	1,407	3,815
Total income	10,056	2,973	1,556	14,585
Operating expenses	(5,816)	(1,673)	(1,707)	(9,196)
Impairment charge	(2,384)	(1,280)	(396)	(4,060)
Profit (loss) before tax	1,856	20	(547)	1,329

External income	11,859	2,496	230	14,585
Inter-segment (expense) income	(1,803)	477	1,326	—
Segment income	10,056	2,973	1,556	14,585

Segment external assets	359,171	83,155	157,613	599,939
Segment external liabilities	295,216	126,008	137,597	558,821

Analysis of segment other income:
Fee and commission income:
Current accounts	497	109	4	610
Credit and debit card fees	517	231	—	748
Commercial banking fees	—	169	—	169
Private banking and asset management	—	—	1	1
Factoring	—	76	—	76
Other fees and commissions	63	157	100	320
Fee and commission income	1,077	742	105	1,924
Fee and commission expense	(571)	(195)	(143)	(909)
Net fee and commission income	506	547	(38)	1,015
Operating lease rental income	1,104	16	—	1,120
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	—	145	145
Other income	125	110	1,300	1,535
Segment other income	1,735	673	1,407	3,815

Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	242	668	2,670
Defined benefit scheme charges	97	28	122	247
Other segment items:
Additions to fixed assets	1,684	89	1,042	2,815

	Retail	Commercial Banking	Other	Group
	£m	£m	£m	£m
Year ended 31 December 2019
Net interest income	9,129	2,691	400	12,220
Other income	2,025	870	1,493	4,388
Total income	11,154	3,561	1,893	16,608
Operating expenses	(7,912)	(1,818)	(1,393)	(11,123)
Impairment charge	(1,038)	(313)	(11)	(1,362)
Profit before tax	2,204	1,430	489	4,123

External income	13,111	2,773	724	16,608
Inter-segment (expense) income	(1,957)	788	1,169	—
Segment income	11,154	3,561	1,893	16,608

Segment external assets	351,301	89,630	140,437	581,368
Segment external liabilities	261,019	125,240	156,210	542,469

Analysis of segment other income:
Fee and commission income:
Current accounts	518	133	5	656
Credit and debit card fees	634	327	—	961
Commercial banking fees	—	166	—	166
Private banking and asset management	—	—	38	38
Factoring	—	103	—	103
Other fees and commissions	68	219	152	439
Fee and commission income	1,220	948	195	2,363
Fee and commission expense	(571)	(299)	(157)	(1,027)
Net fee and commission income	649	649	38	1,336
Operating lease rental income	1,225	22	—	1,247
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	(5)	201	196
Other income	151	204	1,254	1,609
Segment other income	2,025	870	1,493	4,388

Other segment items reflected in income statement above:
Depreciation and amortisation	1,712	315	575	2,602
Defined benefit scheme charges	108	43	94	245
Other segment items:
Additions to fixed assets	2,208	247	1,097	3,552
The Group’s operations are predominantly UK-based and as a result an analysis between UK and non-UK activities is not provided.